Amounts Due To Related Party and Related Party Transactions (Details) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 07, 2020	Sep. 21, 2020	Aug. 20, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Amounts Due To Related Party and Related Party Transactions (Details) [Line Items]
Deferred compensation				$ 300,600		$ 300,600	$ 300,600
Accrued interest				50,931		46,712
Carrying value		$ 283,863
Interest expense						$ 0	$ 40,076
consulting fees				$ 22,308	$ 33,462
Trusts contributed aggregate shares of common stock (in Shares)			76,026
Aggregate shares of common stock (in Shares)			24,522,727
Series B Preferred Stock [Member]
Amounts Due To Related Party and Related Party Transactions (Details) [Line Items]
Preferred stock, shares issued (in Shares)			2,750,000	2,750,000		2,750,000	2,750,000
Series of Individually Immaterial Business Acquisitions [Member] | Series B Preferred Stock [Member]
Amounts Due To Related Party and Related Party Transactions (Details) [Line Items]
Voting required percentage						51.00%
Dr Dent [Member]
Amounts Due To Related Party and Related Party Transactions (Details) [Line Items]
Cash payment		780,256
Accrued interest		105,003
Changes in fair value amount						$ 0	$ 80,935
Interest expense						0	46,370
Notes payable, description	pursuant to which the Company received an advance of $149,000 (the “2020 MCA”). The Company was required to repay the 2020 MCA at the rate of $7,212 per week until the balance of $187,500 was repaid, which was scheduled for July 2020. At inception, the Company recognized a note payable in the amount of $187,500 and a discount against the note payable of $38,500.
Installment payments						0	187,500
consulting fees						0	38,500
Fair value			$ 3,066,889
Consulting fees						$ 145,192	$ 132,864
Notes Issued In 2017 [Member]
Amounts Due To Related Party and Related Party Transactions (Details) [Line Items]
Accrued interest		646,000
Notes Issued In 2018 [Member]
Amounts Due To Related Party and Related Party Transactions (Details) [Line Items]
Accrued interest		$ 134,256